DEBT - Fair Value of Convertible Notes (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 06, 2022 $ / shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liability	$ 842,559	$ 20,756	$ (3,234,586)	$ 190,911
Senior and Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible notes, beginning balance	2,022	$ 2,021	2,021
Convertible notes, ending balance			2,022	$ 2,021
Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible notes, beginning balance	13,651,000
Fair value of convertible notes on issuance			14,536,000
Change in fair value of convertible notes			(885,000)
Convertible notes, ending balance			13,651,000
Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible notes, beginning balance	$ 10,154,000
Fair value of convertible notes on issuance			10,223,000
Change in fair value of convertible notes			(69,000)
Convertible notes, ending balance			10,154,000
Measurement Input, Asset Price [Member] | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares	5.21				8.69
Measurement Input, Asset Price [Member] | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares	5.21				8.69
Measurement Input, Risky Yield [Member] | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.3150				0.3080
Measurement Input, Risky Yield [Member] | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.4080				0.4020
Expected Volatility | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.45				0.40
Expected Volatility | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.45				0.40
Risk-Free Interest rate | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.0389				0.0407
Risk-Free Interest rate | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.0381				0.0401
Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible notes, beginning balance	$ 13,651,000
Change in fair value of convertible notes	827,000
Convertible notes, ending balance	14,478,000		$ 13,651,000
Senior Convertible Notes | Measurement Input, Asset Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares			5.56
Senior Convertible Notes | Measurement Input, Risky Yield [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.3180
Senior Convertible Notes | Expected Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.45
Senior Convertible Notes | Risk-Free Interest rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.0423
Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible notes, beginning balance	10,154,000
Change in fair value of convertible notes	1,000,000
Convertible notes, ending balance	$ 11,154,000		$ 10,154,000
Subordinated Convertible Notes | Measurement Input, Asset Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares			5.56
Subordinated Convertible Notes | Measurement Input, Risky Yield [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.4120
Subordinated Convertible Notes | Expected Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.45
Subordinated Convertible Notes | Risk-Free Interest rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input			0.0419
Senior and Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest accrued			$ 311,919
Issuance costs			83,000
Change in fair value of warrant liability			$ 5,845